Settlement Agreement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 21, 2025
Settlement Agreement [Line Items]
Cash (in Dollars)		$ 225,000
Common stock shares issuable (in Shares)		3,462,375
Dismissal period for involuntary bankruptcy petition	45 days
Grace period for payment default under note	5 days
Cure period after notice of covenant breach	30 days
Borrowers other debt default threshold amount (in Dollars)	$ 750,000
Cure or waiver period for other debt default	30 days
Maturity date		May 16, 2030
Promissory Note [Member]
Settlement Agreement [Line Items]
Secured promissory note (in Dollars)		$ 2,500,000
Annual interest rate		4.00%